Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,025,807)	$ (497,939)	$ (513,919)	$ (433,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in trust account	(712,832)	(2,088,010)	(2,752,194)	(1,555,432)
Changes in operating assets and liabilities:
Prepaid expenses	8,841		(29,090)
Account payables	8,063	622,094	533,771	200,028
Accrued expenses	763,313	358,240	604,447	497,558
Franchise tax payable	(42,759)	(134,156)	(152,379)	195,138
Income tax payable	124,495	400,849	536,212	285,662
Net cash used in operating activities	(876,686)	(1,338,922)	(1,773,152)	(810,661)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	31,187,408	58,403,139	58,403,139
Interest withdraws from Trust Account for taxes	677,971	602,745	641,762
Investment of cash in Trust Account	(540,000)	(2,453,628)	(2,903,628)	(102,606,597)
Net cash provided by investing activities	31,325,379	56,552,256	56,141,273	(102,606,597)
Cash flows from financing activities:
Redemption of Common Stock	(31,187,408)	(58,403,139)	(58,403,139)
Proceeds from Working capital loan	334,113	355,887	754,748
Proceeds from Extension loan	420,000	2,453,628	2,903,628
Proceeds from sale of Units, net of IPO costs				99,429,074
Proceeds from sale of Placement Units				4,511,301
Repayment of Promissory note – related party				(133,357)
Net cash used in financing activities	(30,433,295)	(55,593,624)	(54,744,763)	103,807,018
Net change in cash	15,398	(380,290)	(376,642)	389,760
Cash at the beginning of the period	15,282	391,924	391,924	2,164
Cash at the end of the period	30,680	11,634	15,282	391,924
Supplemental disclosure of non-cash investing and financing activities:
Extension Funds attributable to common stock subject to redemption	540,000	2,453,628	2,903,628
Remeasurement of Common Stock subject to redemption			1,445,619	1,355,432
Excise tax liability	311,873		584,031
Deferred underwriting fee payable				3,555,674
Initial Classification of Common Stock subject to redemption				102,606,597
Deferred offering costs paid for by Promissory note – related party				$ 176
Remeasurement of Common Stock subject to redemption	$ 46,695	$ 937,773